Entity-Wide Disclosure (Schedule of Property, Plant and Equipment by Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 199,951	$ 208,415
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	75,191	91,894
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	120,498	108,978
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	4,262	7,543
Israel [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 101,400	$ 92,100